Financial Highlights	12 Months Ended
Dec. 31, 2013
Financial Highlights
Financial Highlights

Note 7. Financial Highlights

The following financial highlights reflect activity related to the Partnership. Total return is based on the change in value during the period of a theoretical investment made at the beginning of each calendar month during the period and is not annualized. Individual partners’ ratios may vary from these ratios based on various factors, including but not limited to the timing of capital transactions.

	2013	2012	2011
Total return — Class A Units	(3.84)%	(6.13)%	(12.95)%
Total return — Class B Units	(4.44)%	(6.74)%	(13.52)%
Total return — Legacy 1 Class Units	(1.75)%	(3.96)%	(11.00)%
Total return — Legacy 2 Class Units	(1.95)%	(4.26)%	(11.45)%
Total return — Global 1 Class Units	(1.22)%	(3.30)%	(11.18)%
Total return — Global 2 Class Units	(1.44)%	(3.55)%	(11.43)%
Total return — Global 3 Class Units	(3.06)%	(5.19)%	(13.05)%
Ratios as a percentage of average net assets:
Expenses prior to incentive fees	6.29%	6.34%	6.54%
Incentive fees	0.28%	1.23%	0.66%
Total expenses	6.57%	7.57%	7.20%
Net investment loss (1)	(6.05)%	(6.09)%	(6.18)%

(1) Excludes incentive fee.

The expense ratios above are computed based upon the weighted average net assets of the Limited Partners for the years ended December 31, 2013, 2012 and 2011.

The following per unit performance calculations reflect activity related to the Partnership.

	Class A	Class B	Legacy 1	Legacy 2	Global 1	Global 2	Global 3
	Units	Units	Class Units	Class Units	Class Units	Class Units	Class Units
Per Unit Performance (for unit outstanding throughout the entire period):
Net asset value per unit at December 31, 2010	$1,488.66	$1,270.86	$1,024.92	$1,019.79	$984.38	$978.01	$946.02
Income (loss) from operations
Net realized and change in unrealized gain (loss) from trading	(98.42)	(83.83)	(69.44)	(67.60)	(72.09)	(71.64)	(68.20)
Expenses net of interest income*	(94.40)	(87.99)	(43.25)	(49.13)	(37.95)	(40.15)	(55.22)
Total income (loss) from operations	(192.82)	(171.82)	(112.69)	(116.73)	(110.04)	(111.79)	(123.42)
Net asset value per unit at December 31, 2011	1,295.84	1,099.04	912.23	903.06	874.34	866.22	822.60
Income (loss) from operations
Net realized and change in unrealized gain (loss) from trading	16.23	14.22	10.83	11.37	11.36	11.07	10.63
Expenses net of interest income*	(95.70)	(88.29)	(46.96)	(49.83)	(40.18)	(41.80)	(53.33)
Total income (loss) from operations	(79.47)	(74.07)	(36.13)	(38.46)	(28.82)	(30.73)	(42.70)
Net asset value per unit at December 31, 2012	1,216.37	1,024.97	876.10	864.60	845.52	835.49	779.90
Income (loss) from operations
Net realized and change in unrealized gain (loss) from trading	30.09	25.15	21.46	21.71	20.77	20.73	19.29
Expenses net of interest income*	(76.80)	(70.70)	(36.80)	(38.55)	(31.05)	(32.77)	(43.16)
Total income (loss) from operations	(46.71)	(45.55)	(15.34)	(16.84)	(10.28)	(12.04)	(23.87)
Net asset value per unit at December 31, 2013	$1,169.66	$979.42	$860.76	$847.76	$835.24	$823.45	$756.03

* Expenses net of interest income per unit and organization and offering costs per unit are calculated by dividing the expenses net of interest income by the average number of units outstanding during the period. The net realized and change in unrealized gain from trading is a balancing amount necessary to reconcile the change in net asset value per unit with the other per unit information.